STOCKHOLDERS EQUITY (Details) - Warrants [Member]	12 Months Ended
May 31, 2020 $ / shares shares
Warrants, beginning balance | shares	9,317,500
Warrants expired | shares	(1,485,000)
Warrants, ending balance | shares	7,832,500
Warrants, Weighted Average Exercise Price, beginning balance | $ / shares	$ 0.15
Weighted Average Exercise Price, Warrants expired | $ / shares	0.21
Warrants, Weighted Average Exercise Price, ending balance | $ / shares	$ 0.14